Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [text block] [Abstract]
Impairment of inventories	$ 1,482	$ 334	$ 61